Share-Based Compensation - Black-Scholes option-pricing model (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options issued
Expected term (in years)	2 years	2 years
Expected volatility	79.50%	54.40%
Risk-free interest rate	0.10%	0.80%
Expected dividend yield	0.00%	0.00%
Underlying fair value of Ordinary share	$ 0.15	$ 0.03
Unrecognized compensation cost	$ 8.6